Acquisition and Deconsolidations of Subsidiaries (Details) - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed	12 Months Ended
Jun. 30, 2023 USD ($)
CareerWin [Member]
Business Acquisition [Line Items]
Cash acquired	$ 4,037
Accounts receivable, net	24,811
Property and equipment, net	2,117
Intangible assets, net	126,680
Accounts payable and other current liabilities	(71,488)
Tax payables	(2,576)
Salaries and benefits payable	(5,099)
Deferred tax liabilities	(25,336)
Goodwill	236,834
Total consideration	289,980
MSCT [Member]
Business Acquisition [Line Items]
Intangible assets, net	151,168
Deferred tax liabilities	(23,971)
Total consideration	205,711
Cash and cash equivalents	205,711
Other current liabilities	(5,390)
Noncontrolling interests	$ (121,807)